Long-Term Debt, Long-Term Debt Including Related Party Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jul. 03, 2023	Dec. 31, 2022	Jan. 12, 2022
Loan Facilities [Abstract]
Total long-term debt including Debt related to assets held for sale	$ 117,337,300		$ 140,468,500
Less: Deferred financing costs	(1,272,882)		(1,696,738)
Total long-term debt including Debt related to assets held for sale, net of deferred finance costs	116,064,418		138,771,762
Presented [Abstract]
Current portion of long-term debt	20,943,399		29,848,400
Less: Current portion of deferred finance costs	(514,820)		(677,585)
Current portion of long-term debt, net of deferred finance costs	20,428,579		29,170,815
Debt related to assets held for sale	10,742,000		0
Less: Current portion of deferred finance costs	(119,348)		0
Debt related to assets held for sale, net of deferred finance costs	10,622,652		0
Non-Current portion of long-term debt	85,651,901		110,620,100
Less: Non-Current portion of deferred finance costs	(638,714)		(1,019,153)
Non-Current portion of long-term debt, net of deferred finance costs	85,013,187		109,600,947
$11.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 11,000,000		11,000,000
Borrowers	Spetses- Pikachu
Total long-term debt including Debt related to assets held for sale	$ 5,400,000		6,200,000
$4.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 4,500,000
Borrowers	Bistro
Total long-term debt including Debt related to assets held for sale	$ 2,550,000		2,850,000
$15.29 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 15,290,000	$ 15,290,000	15,290,000
Borrowers	Pocahontas- Jumaru
Total long-term debt including Debt related to assets held for sale	$ 11,051,000		11,993,000
$40.75 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 40,750,000	$ 40,750,000	40,750,000
Borrowers	Liono-Snoopy-Cinderella-Luffy
Total long-term debt including Debt related to assets held for sale	$ 32,672,000		34,980,000
Presented [Abstract]
Debt related to assets held for sale, net of deferred finance costs	7,900,000
$23.15 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 23,150,000
Borrowers	Bagheera-Garfield
Total long-term debt including Debt related to assets held for sale	$ 9,089,300		17,800,500
$55.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 55,000,000		55,000,000	$ 55,000,000
Borrowers	Mulan- Johnny Bravo-Songoku-Asterix-Stewie
Total long-term debt including Debt related to assets held for sale	$ 37,325,000		44,395,000
22.5 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	$ 22,500,000
Borrowers	Tom-Jerry
Total long-term debt including Debt related to assets held for sale	$ 19,250,000		$ 22,250,000